UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	Master Enhanced S&P 500 Series of Quantitative Master Series LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.0%
General Dynamics Corp.	37,608	$2,903,338
Honeywell International, Inc.	48,100	2,177,487
ITT Corp.	84,400	4,524,684
L-3 Communications Holdings, Inc.	4,500	412,335
Lockheed Martin Corp.	35,680	2,969,290
Northrop Grumman Corp.	26,865	1,761,538
Precision Castparts Corp.	6,800	861,628
Raytheon Co.	102,707	5,866,624
Rockwell Collins, Inc.	15,400	963,886
United Technologies Corp.	74,655	5,495,354

		27,936,164

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	31,550	1,762,067
Expeditors International
Washington, Inc.	21,900	808,548
FedEx Corp.	24,550	2,292,970
United Parcel Service, Inc., Class B	36,000	2,318,760

		7,182,345

Airlines — 0.5%
Southwest Airlines Co.	338,600	4,476,292

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	19,500	246,480
Johnson Controls, Inc.	36,900	1,217,331

		1,463,811

Automobiles — 0.3%
Ford Motor Co. (a)	199,898	2,512,718

Beverages — 2.1%
The Coca-Cola Co.	201,090	11,059,950
Dr. Pepper Snapple Group, Inc.	5,000	175,850
Molson Coors Brewing Co., Class B	24	1,009
PepsiCo, Inc.	118,530	7,841,945

		19,078,754

Biotechnology — 1.0%
Amgen, Inc. (a)(b)	79,260	4,736,577
Biogen Idec, Inc. (a)	10	574
Celgene Corp. (a)	4	248
Cephalon, Inc. (a)	10,300	698,134
Genzyme Corp. (a)	2,880	149,270
Gilead Sciences, Inc. (a)	73,100	3,324,588

		8,909,391

Capital Markets — 2.7%
The Bank of New York Mellon Corp.	117,934	3,641,802
E*Trade Financial Corp. (a)	74,457	122,854
Franklin Resources, Inc.	37,350	4,142,115
The Goldman Sachs Group, Inc.	63,540	10,841,830
Invesco Ltd.	18,350	402,048
Janus Capital Group, Inc.	14,800	211,492
Legg Mason, Inc.	13,200	378,444
Northern Trust Corp.	6,299	348,083

Common Stocks	Shares	Value

Capital Markets (concluded)
State Street Corp.	28	$1,264
T. Rowe Price Group, Inc.	95,928	5,269,325

		25,359,257

Chemicals — 1.3%
Airgas, Inc.	200	12,724
Air Products & Chemicals, Inc.	24,094	1,781,751
E.I. du Pont de Nemours & Co.	74,700	2,781,828
Monsanto Co.	22,926	1,637,375
Potash Corp. of Saskatchewan, Inc.	100	11,935
Praxair, Inc.	26,651	2,212,033
Terra Industries, Inc.	81,847	3,745,319

		12,182,965

Commercial Banks — 3.0%
BB&T Corp.	86,706	2,808,407
Banco Santander Central Hispano
SA - ADR	30	398
Fifth Third Bancorp	64,300	873,837
First Horizon National Corp. (a)	78,140	1,097,874
Huntington Bancshares, Inc.	57,900	310,923
KeyCorp	385,000	2,983,750
M&T Bank Corp.	8	635
The PNC Financial Services Group,
Inc. (c)	15,798	943,141
Royal Bank of Canada	5	292
SunTrust Banks, Inc.	42,830	1,147,416
U.S. Bancorp	178,954	4,631,329
Wells Fargo & Co.	419,432	13,052,724

		27,850,726

Commercial Services & Supplies — 0.8%
Avery Dennison Corp.	104,400	3,801,204
Iron Mountain, Inc.	16,448	450,675
Pitney Bowes, Inc.	11,830	289,244
R.R. Donnelley & Sons Co.	16,600	354,410
Republic Services, Inc., Class A	15,618	453,234
Waste Management, Inc.	57,100	1,965,953

		7,314,720

Communications Equipment — 2.1%
Cisco Systems, Inc. (a)	435,500	11,336,065
Harris Corp.	10,672	506,813
Juniper Networks, Inc. (a)	25,800	791,544
QUALCOMM, Inc.	150,500	6,319,495
Tellabs, Inc.	31,008	234,731

		19,188,648

Computers & Peripherals — 4.8%
Apple Inc. (a)	82,000	19,264,260
Dell Inc. (a)	298,600	4,481,986
EMC Corp. (a)	368,300	6,644,132
Hewlett-Packard Co.	176,347	9,372,843

Portfolio Abbreviation

ADR	American Depositary Receipts

MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Schedule of Investments (continued)	Master Enhanced S&P 500 Series of Quantitative Master Series LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computers & Peripherals (concluded)
Lexmark International, Inc., Class A (a)	6,300	$227,304
NetApp, Inc. (a)	6,250	203,500
SanDisk Corp. (a)	18,500	640,655
Teradata Corp. (a)	90,206	2,606,051
Western Digital Corp. (a)	18,500	721,315

		44,162,046

Construction & Engineering — 0.1%
Fluor Corp.	3,400	158,134
Jacobs Engineering Group, Inc. (a)	10,100	456,419

		614,553

Consumer Finance — 0.9%
American Express Co.	88,548	3,653,490
Capital One Financial Corp.	86,838	3,595,962
Discover Financial Services, Inc.	52,750	785,975

		8,035,427

Containers & Packaging — 0.5%
Bemis Co.	17,800	511,216
Pactiv Corp. (a)	147,100	3,703,978
Sealed Air Corp.	27,200	573,376

		4,788,570

Distributors — 0.4%
Genuine Parts Co.	99,400	4,198,656

Diversified Consumer Services — 0.1%
H&R Block, Inc.	27,300	485,940

Diversified Financial Services — 3.9%
Bank of America Corp. (b)	812,714	14,506,945
Citigroup, Inc.	1,121,960	4,543,938
JPMorgan Chase & Co.	335,513	15,014,207
Moody’s Corp.	29,800	886,550
NYSE Euronext	46,183	1,367,478

		36,319,118

Diversified Telecommunication Services —2.6%
AT&T Inc. (b)	494,185	12,769,741
CenturyTel, Inc.	38,859	1,377,940
Frontier Communications Corp.	61,700	459,048
Iowa Telecommunications Services, Inc.	13,452	224,648
Qwest Communications International, Inc.	150,538	785,808
Verizon Communications, Inc.	235,920	7,318,238
Windstream Corp.	82,787	901,551

		23,836,974

Electric Utilities — 0.9%
American Electric Power Co., Inc.	5,750	196,535
Duke Energy Corp.	100,364	1,637,941
Edison International	17,000	580,890
Entergy Corp.	1,900	154,565
Exelon Corp.	44,524	1,950,596
FPL Group, Inc.	6,760	326,711
FirstEnergy Corp.	7,300	285,357

Common Stocks	Shares	Value

Electric Utilities (concluded)
PPL Corp.	16,000	$443,360
Progress Energy, Inc.	24,714	972,743
The Southern Co.	66,400	2,201,824

		8,750,522

Electrical Equipment — 0.9%
Cooper Industries Plc	15,500	743,070
Emerson Electric Co.	58,050	2,922,237
Rockwell Automation, Inc.	75,400	4,249,544

		7,914,851

Electronic Equipment, Instruments & Components — 0.1%
Agilent Technologies, Inc. (a)	11,000	378,290
Molex, Inc.	32,538	678,743

		1,057,033

Energy Equipment & Services — 1.4%
BJ Services Co.	47,575	1,018,105
Baker Hughes, Inc.	600	28,104
Cameron International Corp. (a)	5,000	214,300
Ensco International Plc - ADR	20,130	901,421
Halliburton Co.	53,500	1,611,955
Nabors Industries Ltd. (a)	20,853	409,344
National Oilwell Varco, Inc.	44,400	1,801,752
Precision Drilling Trust (a)	36	276
Rowan Cos., Inc. (a)	9,200	267,812
Schlumberger Ltd.	64,762	4,109,797
Smith International, Inc.	55,564	2,379,251

		12,742,117

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	18,722	1,117,890
The Kroger Co.	10,042	217,510
SUPERVALU, Inc.	13	217
SYSCO Corp.	45,250	1,334,875
Safeway, Inc.	24,851	617,796
Wal-Mart Stores, Inc.	180,887	10,057,317
Walgreen Co.	78,200	2,900,438

		16,246,043

Food Products — 1.4%
Archer-Daniels-Midland Co.	172,696	4,990,914
Campbell Soup Co.	8,014	283,295
ConAgra Foods, Inc.	143,000	3,585,010
Dean Foods Co. (a)	11,054	173,437
H.J. Heinz Co.	9,469	431,881
Kellogg Co.	9,850	526,286
Kraft Foods, Inc.	95,998	2,902,980
McCormick & Co., Inc.	11,789	452,226
Sara Lee Corp.	1,700	23,681

		13,369,710

Gas Utilities — 0.1%
Nicor, Inc.	18,500	775,520

Health Care Equipment & Supplies — 2.0%
Alcon, Inc.	4,951	799,884
Baxter International, Inc.	58,140	3,383,748

2	MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series of Quantitative Master Series LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
Becton Dickinson & Co.	10,750	$846,347
Boston Scientific Corp. (a)	20,291	146,501
C.R. Bard, Inc.	13,642	1,181,670
CareFusion Corp. (a)	45,737	1,208,829
Dentsply International, Inc.	12,950	451,307
Hospira, Inc. (a)	69,242	3,922,559
Medtronic, Inc.	103,288	4,651,059
St. Jude Medical, Inc. (a)	10,230	419,942
Stryker Corp.	25,450	1,456,249

		18,468,095

Health Care Providers & Services — 2.6%
Aetna, Inc.	18,200	639,002
AmerisourceBergen Corp.	1,500	43,380
Cardinal Health, Inc.	27,568	993,275
Cigna Corp.	22,300	815,734
Coventry Health Care, Inc. (a)	12,000	296,640
DaVita, Inc. (a)	7,304	463,074
Express Scripts, Inc. (a)	31,900	3,246,144
Humana, Inc. (a)	13,800	645,426
McKesson Corp.	23,880	1,569,393
Medco Health Solutions, Inc. (a)	93,532	6,038,426
Quest Diagnostics, Inc.	11,876	692,252
Tenet Healthcare Corp. (a)	35,000	200,200
UnitedHealth Group, Inc.	77,213	2,522,549
WellPoint, Inc. (a)	87,511	5,633,958

		23,799,453

Hotels Restaurants & Leisure — 1.3%
Carnival Corp.	7	272
Darden Restaurants, Inc.	21,963	978,232
Marriott International, Inc., Class A	353	11,127
McDonald’s Corp.	79,882	5,329,727
Starbucks Corp. (a)	191,540	4,648,676
Starwood Hotels &Resorts Worldwide, Inc.	4,369	203,770
Tim Hortons, Inc.	9,033	294,385
Wyndham Worldwide Corp.	14,520	373,600
Yum! Brands, Inc.	7,880	302,040

		12,141,829

Household Durables — 0.5%
D.R. Horton, Inc.	22,500	283,500
Fortune Brands, Inc.	400	19,404
Harman International Industries, Inc.	5,600	261,968
Leggett & Platt, Inc.	180,000	3,895,200
Stanley Black & Decker, Inc.	2,900	166,489

		4,626,561

Household Products — 1.9%
Clorox Co.	2,000	128,280
Colgate-Palmolive Co.	1,300	110,838
Kimberly-Clark Corp.	27,704	1,742,028
The Procter & Gamble Co.	242,490	15,342,342

		17,323,488

Common Stocks	Shares	Value

IT Services — 2.9%
Cognizant Technology Solutions Corp. (a)	11,050	$563,329
Computer Sciences Corp. (a)	23,233	1,265,966
Fidelity National Information Services, Inc.	38,704	907,222
Fiserv, Inc. (a)	33,450	1,697,922
International Business Machines Corp.	114,747	14,716,303
SAIC, Inc. (a)	216,370	3,829,749
Total System Services, Inc.	30,128	471,804
Visa, Inc., Class A	34,358	3,127,609
The Western Union Co.	27,304	463,076

		27,042,980

Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	23,000	253,000
Constellation Energy Group, Inc.	14,320	502,775
NRG Energy, Inc. (a)	10,922	228,270

		984,045

Industrial Conglomerates — 1.8%
3M Co.	70,755	5,912,995
General Electric Co.	591,150	10,758,930

		16,671,925

Insurance — 4.2%
Aflac, Inc.	106,800	5,798,172
The Allstate Corp.	63,431	2,049,456
American International Group, Inc. (a)	10,948	373,765
Aon Corp.	10,100	431,371
Assurant, Inc.	9,400	323,172
Berkshire Hathaway, Inc. (a)	123,613	10,046,029
Chubb Corp.	46,837	2,428,498
Cincinnati Financial Corp.	9,650	278,885
Genworth Financial, Inc., Class A (a)	39,500	724,430
Hartford Financial Services Group, Inc.	31,100	883,862
Lincoln National Corp.	24,500	752,150
Loews Corp.	1,382	51,521
Marsh & McLennan Cos., Inc.	61,850	1,510,377
MetLife, Inc.	80,800	3,501,872
Principal Financial Group, Inc.	11,418	333,520
The Progressive Corp.	50,506	964,160
Prudential Financial, Inc.	77,783	4,705,871
Torchmark Corp.	8,977	480,359
The Travelers Cos., Inc.	52,829	2,849,596
XL Capital Ltd., Class A	27,700	523,530

		39,010,596

Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	29,930	4,062,399
Expedia, Inc.	17,100	426,816
Priceline.com, Inc. (a)	3,700	943,500

		5,432,715

Internet Software & Services — 1.5%
AOL, Inc. (a)	34,277	866,522
eBay, Inc. (a)	110,405	2,975,415
Google, Inc., Class A (a)	16,671	9,452,624

MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series of Quantitative Master Series LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Internet Software & Services (concluded)
SkillSoft Plc - ADR (a)	72,172	$744,815

		14,039,376

Leisure Equipment & Products — 0.0%
Eastman Kodak Co. (a)	21,600	125,064
Mattel, Inc.	2,700	61,398

		186,462

Life Sciences Tools & Services — 0.6%
Millipore Corp. (a)	19,183	2,025,725
PerkinElmer, Inc.	28,709	686,145
Thermo Fisher Scientific, Inc. (a)	39,374	2,025,399
Varian, Inc. (a)	19,795	1,024,985

		5,762,254

Machinery — 1.5%
Caterpillar, Inc.	114,193	7,177,030
Cummins, Inc.	3,300	204,435
Danaher Corp.	14,501	1,158,775
Deere & Co.	29,544	1,756,686
Dover Corp.	1,900	88,825
Eaton Corp.	500	37,885
Flowserve Corp.	7,731	852,497
Illinois Tool Works, Inc.	56,600	2,680,576
PACCAR, Inc.	25	1,084
Parker Hannifin Corp.	1,000	64,740

		14,022,533

Media — 3.7%
CBS Corp., Class B	54,848	764,581
Comcast Corp., Class A	86,199	1,622,265
Comcast Corp. Special, Class A	176,901	3,178,911
DIRECTV, Class A (a)	100,529	3,398,886
Madison Square Garden, Inc. (a)	115,683	2,513,792
Meredith Corp.	3,000	103,230
The New York Times Co., Class A (a)	9,300	103,509
News Corp., Class A	181,126	2,610,026
Omnicom Group, Inc.	3,820	148,254
Scripps Networks Interactive	56,000	2,483,600
Time Warner Cable, Inc.	16,600	884,946
Time Warner, Inc.	210,408	6,579,458
Viacom, Inc., Class B (a)	159,300	5,476,734
Walt Disney Co.	129,262	4,512,536
The Washington Post Co., Class B	734	326,028

		34,706,756

Metals & Mining — 0.6%
AK Steel Holding Corp.	8,900	203,454
Alcoa, Inc.	272,000	3,873,280
Cliffs Natural Resources, Inc.	3,899	276,634
Freeport-McMoRan Copper & Gold,
Inc., Class B	8	669
Nucor Corp.	10,077	457,294
Titanium Metals Corp. (a)	6,700	111,153

Common Stocks	Shares	Value

Metals & Mining (concluded)
United States Steel Corp.	11,800	$749,536

		5,672,020

Multi-Utilities — 1.4%
Ameren Corp.	56,677	1,478,136
DTE Energy Co.	91,334	4,073,496
NiSource, Inc.	22,615	357,317
PG&E Corp.	33,653	1,427,560
Public Service Enterprise Group, Inc.	36,139	1,066,823
SCANA Corp.	27,538	1,035,154
TECO Energy, Inc.	202,229	3,213,419
Xcel Energy, Inc.	21,428	454,274

		13,106,179

Multiline Retail — 1.3%
Family Dollar Stores, Inc.	98,400	3,602,424
JCPenney Co., Inc.	19,836	638,124
Kohl’s Corp. (a)	23,300	1,276,374
Macy’s, Inc.	23,656	514,991
Nordstrom, Inc.	200	8,170
Sears Holdings Corp. (a)	30,600	3,317,958
Target Corp.	50,410	2,651,566

		12,009,607

Office Electronics — 0.1%
Xerox Corp.	109,382	1,066,474

Oil, Gas & Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	76,755	5,590,067
Apache Corp.	21,900	2,222,850
CNX Gas Corp. (a)	34,403	1,309,034
Chesapeake Energy Corp.	17,618	416,489
Chevron Corp.	164,913	12,505,353
ConocoPhillips	191,380	9,792,915
Devon Energy Corp.	42,832	2,759,666
Exxon Mobil Corp.	339,800	22,759,804
Hess Corp.	13,575	849,116
Marathon Oil Corp.	175,000	5,537,000
Massey Energy Co.	7,700	402,633
Murphy Oil Corp.	22,622	1,271,130
Noble Energy, Inc.	820	59,860
Occidental Petroleum Corp.	78,796	6,661,414
Peabody Energy Corp.	11,100	507,270
Pioneer Natural Resources Co.	51,650	2,908,928
Spectra Energy Corp.	12	270
Valero Energy Corp.	191,323	3,769,063
Williams Cos., Inc.	1,630	37,653
XTO Energy, Inc.	106,879	5,042,551

		84,403,066

Paper & Forest Products — 0.2%
International Paper Co.	73,300	1,803,913
MeadWestvaco Corp.	100	2,555

		1,806,468

4	MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master Enhanced S&P 500 Series of Quantitative Master Series LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Products — 0.8%
The Estée Lauder Cos., Inc., Class A	62,700	$4,067,349
Mead Johnson Nutrition Co.	64,393	3,350,368

		7,417,717

Pharmaceuticals — 5.9%
Abbott Laboratories	117,913	6,211,657
Allergan, Inc.	9,132	596,502
Bristol-Myers Squibb Co.	132,687	3,542,743
Eli Lilly & Co.	104,400	3,781,368
Forest Laboratories, Inc. (a)	141,800	4,446,848
Johnson & Johnson	231,409	15,087,867
Merck & Co, Inc.	239,832	8,957,725
Mylan, Inc.	3,100	70,401
Pfizer, Inc.	677,488	11,618,919

		54,314,030

Professional Services — 0.4%
Robert Half International, Inc.	116,300	3,539,009

Real Estate Investment Trusts (REITs) — 0.8%
Apartment Investment & Management Co., Class A	9,445	173,882
AvalonBay Communities, Inc.	2	173
Boston Properties, Inc.	9,375	707,250
Equity Residential	2,700	105,705
HCP, Inc.	8,800	290,400
Health Care REIT, Inc.	11,797	533,578
Host Marriott Corp.	14,735	215,868
Kimco Realty Corp.	269,244	4,210,976
ProLogis	4,811	63,505
Public Storage	5,232	481,292
Ventas, Inc.	145	6,885
Vornado Realty Trust	4,840	366,388

		7,155,902

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. (a)	21,900	347,115

Road & Rail — 0.2%
Norfolk Southern Corp.	28,000	1,564,920

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc. (a)	45,900	425,493
Broadcom Corp., Class A	35,200	1,167,936
Intel Corp.	453,700	10,099,362
KLA-Tencor Corp.	5,350	165,422
LSI Corp. (a)	53,100	324,972
Micron Technology, Inc. (a)	21,141	219,655
National Semiconductor Corp.	29,820	430,899
Texas Instruments, Inc.	125,200	3,063,644
Xilinx, Inc.	166,300	4,240,650

		20,138,033

Software — 3.3%
CA, Inc.	58,000	1,361,260
Citrix Systems, Inc. (a)	2,200	104,434
McAfee, Inc. (a)	9,050	363,177
Microsoft Corp.	593,335	17,366,915

Common Stocks	Shares	Value

Software (concluded)
Novell, Inc. (a)	98,143	$587,877
Oracle Corp.	368,583	9,468,897
Symantec Corp. (a)	101,000	1,708,920

		30,961,480

Specialty Retail — 1.5%
AutoZone, Inc. (a)	1,880	325,409
Bed Bath & Beyond, Inc. (a)	69,800	3,054,448
The Gap, Inc.	35,659	824,079
Home Depot, Inc.	124,265	4,019,973
Limited Brands, Inc.	21,700	534,254
Lowe’s Cos., Inc.	118,485	2,872,076
Office Depot, Inc. (a)	22,100	176,358
RadioShack Corp.	10,100	228,563
Ross Stores, Inc.	2,245	120,040
The Sherwin-Williams Co.	8,100	548,208
Staples, Inc.	9,500	222,205
TJX Cos., Inc.	13,530	575,296
Tiffany & Co.	5,999	284,893
Urban Outfitters, Inc. (a)	8,300	315,649

		14,101,451

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	8,600	339,872
Nike, Inc., Class B	39,900	2,932,650

		3,272,522

Tobacco — 1.1%
Altria Group, Inc.	16,533	339,257
Lorillard, Inc.	14,479	1,089,400
Philip Morris International, Inc.	173,020	9,024,723

		10,453,380

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	7,455	806,035

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A (a)	102,700	4,376,047
Sprint Nextel Corp. (a)	145,100	551,380

		4,927,427

Total Common Stocks – 92.6%		858,034,774

Investment Companies

SPDR Trust, Series 1	154,565	18,082,559

Total Investment Companies – 1.9%		18,082,559

MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Warrants (d)	Shares	Value

Automobiles — 0.1%
Ford Motor Co. (Expires 1/01/13)	281,054	$1,360,302

Total Warrants – 0.1%		1,360,302

Total Long-Term Investments (Cost – $719,283,172) – 94.6%		877,477,635

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.12% (c)(e)	47,351,550	47,351,550

Total Short-Term Securities (Cost – $47,351,550) – 5.1%		47,351,550

Total Investments (Cost – $766,634,722*) – 99.7%		924,829,185
Other Assets Less Liabilities – 0.3%		3,020,168

Net Assets – 100.0%		$927,849,353

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$813,979,272

Gross unrealized appreciation	$113,486,609
Gross unrealized depreciation	(2,636,696)

Net unrealized appreciation	$110,849,913

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Loss	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$12,770,792	[1]	—	—	$10,627
The PNC Financial Services Group, Inc.	—		—	—	$1,580

[1]	Represent net purchase cost.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

186	S&P 500 Index	June 2010	$53,774,124	$407,676

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves , volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$877,477,635	—	—	$877,477,635
Short-Term Securities	47,351,550	—	—	47,351,550

Total	$924,829,185	—	—	$924,829,185

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$407,676	—	—	$407,676

Total	$407,676	—	—	$407,676

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

6	MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: May 27, 2010